INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Feb. 28, 2018
Finite-Lived Intangible Assets, Net [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
Intangible assets, net, consisted of the following:

	As of	As of
	February 28,	February 28,
	2017	2018

Trade name and domain names	$23,873,013	$25,049,779
Copyrights	1,648,532	1,839,680
Student and user base	10,361,994	10,361,994
Technology	3,179,688	6,247,451
Partnership agreement	349,783	1,437,974
Non-compete agreements	306,268	1,036,688
Licenses	297,861	5,347,836
Customer relationship	4,130,543	4,136,337
Concession	404,523	404,523
School cooperation agreements	3,419,696	3,419,696
Teaching materials	516,544	516,544
Total cost of intangible assets	48,488,445	59,798,502
Less: accumulated amortization	(9,780,439)	(18,087,362)
Less: impairment loss	-	(357,762)
Add: foreign exchange difference	(741,198)	2,151,402
	$37,966,808	$43,504,780